Lease Vehicles, Net	12 Months Ended
Dec. 31, 2020
Lease Vehicles, Net
Lease Vehicles, Net

Note 9 — Lease Vehicles, Net

Lease vehicles, net consists of the following as of December 31, 2020 and 2019:

	2020	2019
Vehicles	$629	$1,083
Less: accumulated depreciation	(456)	(639)
Total Lease Vehicles, net	$173	$444

Depreciation expense for lease vehicles, net was approximately $146,  $244 and $85 for the years ended December 31, 2020, 2019 and 2018, respectively. Lease vehicles are leased to end customers under various noncancelable operating leases with terms ranging up to five years and payments varying from $323 to $780 (actual) per month.

When a customer requests a vehicle lease, the Company may enter into a lease with its customer for a vehicle owned by the Company. Income received for leases of owned vehicles under noncancelable operating leases is recorded in Lease income, net in the consolidated statements of operations.

The following table summarizes minimum rental payments due to the Company on leases of owned vehicles under noncancelable operating leases having initial or remaining noncancelable terms in excess of one year as of December 31, 2020:

Minimum Rental Receipts
Year	Under Operating Leases
2021	$37
2022	24
2023	2
Total	$63